Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
3. Net Income (Loss) Per Share

Basic net income (loss) per share excludes the effect of dilution and is computed by dividing net income (loss) by the weighted-average number of shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue shares were exercised into shares. In calculating diluted net income (loss) per share, the numerator is adjusted for the change in the fair value of the warrant liability (only if dilutive) and the denominator is increased to include the number of potentially dilutive common shares assumed to be outstanding during the period using the treasury stock method.

The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted net income (loss) per common share for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2014	2013	2014	2013
Numerator:
Net income (loss) used for basic earnings per share	$(842)	$5,064	$(2,646)	$11,065
Less change in fair value of warrant liability	—	5,362	—	2,317
Net (loss) income used for diluted earnings per share	$(842)	$(298)	$(2,646)	$8,748
Denominator:
Basic weighted-average outstanding common shares	88,998	82,527	88,964	80,403
Effect of dilutive potential common shares resulting from options	—	—	—	1,226
Effect of dilutive potential common shares resulting from warrants	—	32	—	4,642
Weighted-average shares outstanding—diluted	88,998	82,559	88,964	86,271
Net income (loss) per common share:
Basic	$(0.01)	$0.06	$(0.03)	$0.14
Diluted	$(0.01)	$0.00	$(0.03)	$0.10

The table below presents common shares underlying stock options and warrants that are excluded from the calculation of the weighted average number of common shares outstanding used for the calculation of diluted net income (loss) per common share. These are excluded from the calculation due to their anti-dilutive effect for the three and six months ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2014	2013	2014	2013
Weighted-average anti-dilutive common shares resulting from options	6,485	3,302	7,077	1,175
Weighted-average anti-dilutive common shares resulting from warrants	4,110	1,334	3,967	23
	10,595	4,636	11,044	1,198